BUSINESS ACQUISITIONS - Acquisition of Citizen Stash - Net assets acquired (Details) - CS - CAD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2021	Nov. 30, 2021
Current assets
Cash	$ 1,417
Marketable securities and derivatives	72
Accounts receivable	1,282
Prepaid expenses and other current assets	449
Inventory and biological assets (provisional)	2,110
Non-current assets
Property, plant and equipment	6,078
Intangible assets	20,717
Other assets	53
Total assets	32,178
Current liabilities
Accounts payable and accrued liabilities	4,384
Term loan - non-current	2,500
Non-current liabilities
Deferred taxes	3,028
Lease liability - non-current (provisional)	53
Total liabilities	9,965
Total net assets acquired	22,213
Purchase price allocation
Net identifiable assets acquired	22,213
Goodwill (provisional)	14,599
Total fair value of consideration	36,812
Net cash outflows
Transaction costs paid	(62)
Cash acquired	1,417
Net cash outflows	$ 1,355	$ (1,355)
Acquisition costs expensed		$ 629